Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 3,348
Additions for the period	108
Disposals for the period	(3)
Depreciation charge for the period	(528)
Closing balance	2,925
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,411
Depreciation charge for the period	(202)
Closing balance	2,209
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	273
Additions for the period	71
Disposals for the period	(3)
Depreciation charge for the period	(56)	€ (36)
Closing balance	285
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	664
Additions for the period	37
Depreciation charge for the period	(270)	€ (286)
Closing balance	€ 431